INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2020
INCOME TAX
Components of (loss)/income before income taxes

	For the Year Ended
	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Cayman	(34,397,077)	6,633,761	(1,356,797)
Indonesia	—	(11,705)	(1,124,698)
Hong Kong S.A.R.	(4,507,360)	(3,820,485)	(7,773,553)
PRC, excluding Hong Kong S.A.R.	(310,123,039)	195,497,541	199,993,770
Total	(349,027,476)	198,299,112	189,738,722

Schedule of income tax expense

	For the Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Current income tax expense	—	7,460,535	39,236,745
Deferred income tax expense (benefit)	—	753,806	(18,150,489)
Total	—	8,214,341	21,086,256

Schedule of reconciliation of statutory income tax rate and effective income tax rate

	For the Year Ended
	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Computed expected income tax expense	(87,256,869)	49,574,778	47,434,681
Non-PRC entities not subject to income tax	9,726,109	(700,393)	2,563,762
Research and development expenses bonus deduction	(7,528,081)	(10,181,598)	(18,508,967)
Non-deductible share-based compensation expenses	66,374,951	4,532,885	9,453,660
Other non-deductible expenses	176,111	32,602	446,051
Change in valuation allowance	18,507,779	(35,043,933)	(20,302,931)

Actual income tax expense	—	8,214,341	21,086,256

Schedule of deferred income tax assets and deferred income tax liabilities

	As of December 31,
	2019	2020
	RMB	RMB
Deferred income tax assets
Net operating loss carry forwards	39,342,952	38,311,539
Accrued warranty	14,987,967	14,798,974
Accrued payroll and social insurance	3,873,748	2,690,649
Deferred revenue	6,363,254	6,333,023
Advertising expense	937,639	—
Allowance for doubtful accounts	822,134	826,845
Write-downs for inventories	2,622,784	3,665,728
Less: Valuation allowance	(62,864,281)	(41,219,052)

Total deferred income tax assets, net	6,086,197	25,407,706

Deferred income tax liabilities
Short-term investments	511,975	341,864
Property, plant and equipment	6,840,002	11,581,945

Total deferred income tax liabilities	7,351,977	11,923,809

Net deferred income tax assets	—	14,593,376
Net deferred income tax liabilities	1,265,780	1,109,479

Schedule of changes in valuation allowance

	For the Year Ended
	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Balance at the beginning of the year	79,704,629	98,212,408	62,864,281
Additions (reversals)	18,507,779	(35,043,933)	(20,302,931)
Decrease relating to expiration of loss carry forwards	—	(304,194)	(1,342,298)

Balance at the end of the year	98,212,408	62,864,281	41,219,052